CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 255,863	$ 217,612	$ 205,160
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on debt securities arising during the period	43,967	(346,963)	(52,538)
Change in retirement obligation	906	(11,177)	4,066
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	3,755	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	216	(90)	(625)
Other comprehensive income (loss)	48,844	(358,230)	(49,097)
Comprehensive income (loss)	$ 304,707	$ (140,618)	$ 156,063